Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	485BPOS
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Jul. 30, 2018
EntityRegistrantName	dei_EntityRegistrantName	Brown Capital Management Mutual Funds
EntityCentralIndexKey	dei_EntityCentralIndexKey	0000869351
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	bcm
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management mid company fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective.
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Mid Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund.
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[2]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Mid Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid Company Fund’s performance. During the most recent fiscal year, the Mid Company Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	28.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 118
ExpenseExampleYear03	rr_ExpenseExampleYear03	548
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,004
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,266
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Mid Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment (“mid sized companies”). It is important to note that the Mid Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Mid Company Fund is on the revenue produced by the issuer of the securities.

The Mid Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional mid companies with the wherewithal to become exceptional larger companies. The Mid Company Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Mid Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Mid Company from mid capitalization by its use of revenue not market capitalization to identify and invest in exceptional mid companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain between $500 million and $10 billion in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in-depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes in-depth fundamental research, when applied over a three to five year time horizon, and implemented with a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s investment process is fundamental analysis. Valuation analysis is also part of the Advisor’s investment process.

The Advisor constructs the Mid Company Fund’s portfolio to generally be fully invested with no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 60 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid Company Fund’s portfolio when the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the Mid Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid Company Fund will be successful in meeting its investment objective. Generally, the Mid Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the Mid Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid Company Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Company Fund’s net asset value.

•       Investment Style Risk: The performance of the Mid Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•       Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid Company Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the Mid Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•        Equity Securities Risk: To the extent that the majority of the Mid Company Fund’s portfolio consists of common stocks, it is expected that the Mid Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Mid Sized and Small-Sized Company Risk: Investing in the securities of mid and small sized companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium and small-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience. The Fund would deem a small company to be a company with total operating revenues of $250 million or less at the time of the initial investment. While the Fund is not managed to invest in companies in terms of market capitalization but rather based on company revenues, the Fund may nonetheless hold securities the issuer of which is considered to be a mid or small-sized company in terms of capitalization.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid Company Fund by showing changes in the Mid Company Fund’s performance from year to year and by showing how the Mid Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Mid Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid Company Fund will perform in the future. Updated information on the Mid Company Fund’s results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2008	rr_AnnualReturn2008	(25.58%)
AnnualReturn2009	rr_AnnualReturn2009	42.19%
AnnualReturn2010	rr_AnnualReturn2010	27.04%
AnnualReturn2011	rr_AnnualReturn2011	(1.81%)
AnnualReturn2012	rr_AnnualReturn2012	10.88%
AnnualReturn2013	rr_AnnualReturn2013	27.67%
AnnualReturn2014	rr_AnnualReturn2014	7.06%
AnnualReturn2015	rr_AnnualReturn2015	(9.31%)
AnnualReturn2016	rr_AnnualReturn2016	0.52%
AnnualReturn2017	rr_AnnualReturn2017	19.33%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 6.45%.

Quarterly Returns During This Time Period

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	22.52%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(17.73%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	19.33%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	8.26%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	8.09%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.13%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	3.79%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.64%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.19%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	5.84%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	6.15%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares | S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	16.24%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.01%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	9.97%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Investor Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.27%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.30%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	9.10%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management mid COMPANY fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Mid Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Mid Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid Company Fund’s performance. During the most recent fiscal year, the Mid Company Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	28.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 93
ExpenseExampleYear03	rr_ExpenseExampleYear03	471
ExpenseExampleYear05	rr_ExpenseExampleYear05	874
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,000
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Mid Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment (“mid sized companies”). It is important to note that the Mid Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Mid Company Fund is on the revenue produced by the issuer of the securities.

The Mid Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional mid companies with the wherewithal to become exceptional larger companies. The Mid Company Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Mid Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Mid Company from mid capitalization by its use of revenue not market capitalization to identify and invest in exceptional mid companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain between $500 million and $10 billion in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in-depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes in-depth fundamental research, when applied over a three to five year time horizon, and implemented with a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s investment process is fundamental analysis. Valuation analysis is also part of the Advisor’s investment process.

The Advisor constructs the Mid Company Fund’s portfolio to generally be fully invested with no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 60 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid Company Fund’s portfolio when the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the Mid Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid Company Fund will be successful in meeting its investment objective. Generally, the Mid Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the Mid Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid Company Fund on a daily basis, and, as result, such movements may negatively affect the Mid Company Fund’s net asset value.

•        Investment Style Risk: The performance of the Mid Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid Company Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the Mid Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•        Equity Securities Risk: To the extent that the majority of the Mid Company Fund’s portfolio consists of common stocks, it is expected that the Mid Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•        Mid and Small-Sized Company Risk: Investing in the securities of mid and small sized companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium and small-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience. The Fund would deem a small company to be a company with total operating revenues of $250 million or less at the time of the initial investments. While the Fund is not managed to invest in companies in terms of market capitalization but rather based on company revenues, the Fund may nonetheless hold securities the issuer of which is considered to be a mid or small-sized company in terms of capitalization.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Mid Company Fund by showing changes in the Mid Company Fund’s performance from year to year and by showing how the Mid Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. The Mid Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid Company Fund will perform in the future. Updated information on the Mid Company Fund’s results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview-institutional.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2012	rr_AnnualReturn2012	11.15%
AnnualReturn2013	rr_AnnualReturn2013	28.21%
AnnualReturn2014	rr_AnnualReturn2014	7.37%
AnnualReturn2015	rr_AnnualReturn2015	(9.15%)
AnnualReturn2016	rr_AnnualReturn2016	0.85%
AnnualReturn2017	rr_AnnualReturn2017	19.58%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 6.57%.

Quarterly Returns During This Time Period

Highest return for a quarter	13.62%	Quarter ended March 31, 2012
Lowest return for a quarter	-11.02%	Quarter ended September 30, 2015

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	13.62%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(11.02%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	19.58%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	8.56%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	9.71%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.52%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	4.15%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	5.96%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.20%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	6.08%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.20%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares | S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	16.24%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.01%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	16.09%
BROWN CAPITAL MANAGEMENT MID COMPANY FUND | Institutional Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.27%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.30%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.95%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management small company fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[3],[4]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	12.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 128
ExpenseExampleYear03	rr_ExpenseExampleYear03	400
ExpenseExampleYear05	rr_ExpenseExampleYear05	691
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,521
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•        Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•        Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•        Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•        Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2008	rr_AnnualReturn2008	(30.14%)
AnnualReturn2009	rr_AnnualReturn2009	45.57%
AnnualReturn2010	rr_AnnualReturn2010	22.56%
AnnualReturn2011	rr_AnnualReturn2011	0.11%
AnnualReturn2012	rr_AnnualReturn2012	17.47%
AnnualReturn2013	rr_AnnualReturn2013	48.98%
AnnualReturn2014	rr_AnnualReturn2014	2.19%
AnnualReturn2015	rr_AnnualReturn2015	8.75%
AnnualReturn2016	rr_AnnualReturn2016	8.34%
AnnualReturn2017	rr_AnnualReturn2017	28.90%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 17.49%.

Quarterly Returns During This Time Period

Highest return for a quarter	20.12%	Quarter ended June 30, 2009
Lowest return for a quarter	-23.13%	Quarter ended December 31, 2008

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	20.12%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(23.13%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	28.90%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	18.25%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	12.98%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	27.16%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	16.77%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	12.21%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	17.76%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	14.57%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	10.75%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.65%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	14.12%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	8.71%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Investor Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	22.17%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.21%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	9.19%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management small company fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3],[4]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	12.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 108
ExpenseExampleYear03	rr_ExpenseExampleYear03	337
ExpenseExampleYear05	rr_ExpenseExampleYear05	584
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,293
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•        Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•        Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•        Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•        Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview%20institutional.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2012	rr_AnnualReturn2012	17.72%
AnnualReturn2013	rr_AnnualReturn2013	49.26%
AnnualReturn2014	rr_AnnualReturn2014	2.40%
AnnualReturn2015	rr_AnnualReturn2015	8.96%
AnnualReturn2016	rr_AnnualReturn2016	8.57%
AnnualReturn2017	rr_AnnualReturn2017	29.17%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 17.61%

Quarterly Returns During This Time Period

Highest return for a quarter	19.56%	Quarter ended September 30, 2013
Lowest return for a quarter	-6.80%	Quarter ended September 30, 2015

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	19.56%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(6.80%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	29.17%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	18.49%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	18.48%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	27.45%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	17.01%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	17.21%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	17.89%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	14.77%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.01%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.65%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	14.12%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.05%
BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND | Institutional Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	22.17%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	15.21%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.64%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Investor Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management international equity fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[7]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[7]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	5.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 128
ExpenseExampleYear03	rr_ExpenseExampleYear03	507
ExpenseExampleYear05	rr_ExpenseExampleYear05	911
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,039
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies. The International Equity Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International Equity Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International Equity Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Equity Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor sources ideas from many places. As an all-cap international portfolio, eligible companies are non – U.S. companies with a float of at least $100 million, which includes U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Equity Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 – 70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective. Generally, the International Equity Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Equity Fund on a daily basis, and, as a result, such movements may negatively affect the International Equity Fund’s net asset value.

•       Investment Style Risk: The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•         Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the International Equity Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•        Equity Securities Risk: To the extent that the majority of the International Equity Fund’s portfolio consists of common stocks, it is expected that the International Equity Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares. The International Equity Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•        Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the International Equity Fund’s average annual total returns compare to that of a broad-based securities market index. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The International Equity Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future. Updated information on the International Equity Fund’s results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2008	rr_AnnualReturn2008	(47.31%)
AnnualReturn2009	rr_AnnualReturn2009	38.84%
AnnualReturn2010	rr_AnnualReturn2010	5.59%
AnnualReturn2011	rr_AnnualReturn2011	(16.13%)
AnnualReturn2012	rr_AnnualReturn2012	19.83%
AnnualReturn2013	rr_AnnualReturn2013	27.35%
AnnualReturn2014	rr_AnnualReturn2014	(1.59%)
AnnualReturn2015	rr_AnnualReturn2015	7.31%
AnnualReturn2016	rr_AnnualReturn2016	(6.41%)
AnnualReturn2017	rr_AnnualReturn2017	23.62%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 0.00%.

Quarterly Returns During This Time Period

Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-22.01%	Quarter ended December 31, 2008

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	28.60%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(22.01%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Investor Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	23.62%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	9.24%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.91%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Investor Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	23.52%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	9.06%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.46%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Investor Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	13.68%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	7.33%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.34%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Investor Shares | MSCI EAFE® International Gross Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.62%
AverageAnnualReturnYear05	rr_AverageAnnualReturnYear05	8.39%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.42%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Institutional Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management international equity fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[8]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[8]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	5.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 103
ExpenseExampleYear03	rr_ExpenseExampleYear03	430
ExpenseExampleYear05	rr_ExpenseExampleYear05	780
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,767
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies. The International Equity Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International Equity Fund considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International Equity Fund may invest in securities of issuers located in emerging market countries.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Equity Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor sources ideas from many places. As an all-cap international portfolio, eligible companies are non-U.S. companies with a float of at least $100 million, which includes U.S. listed securities domiciled outside the U.S. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Equity Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 – 70 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective. Generally, the International Equity Fund will be subject to the following risks:

•       Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Equity Fund on a daily basis, and, as a result, such movements may negatively affect the International Equity Fund’s net asset value.

•       Investment Style Risk: The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

•       Market Sector Risk: The percentage of the International Equity Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•       Equity Securities Risk: To the extent that the majority of the International Equity Fund’s portfolio consists of common stocks, it is expected that the International Equity Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares. The International Equity Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•        Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the International Equity Fund’s average annual total returns compare to that of a broad-based securities market index. The International Equity Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future. Updated information on the International Equity Fund’s results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2015	rr_AnnualReturn2015	7.62%
AnnualReturn2016	rr_AnnualReturn2016	(6.12%)
AnnualReturn2017	rr_AnnualReturn2017	23.89%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 0.14%.

Quarterly Returns During This Time Period

Highest return for a quarter	7.57%	Quarter ended March 31, 2015
Lowest return for a quarter	-6.33%	Quarter ended September 30, 2015

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	7.57%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(6.33%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Institutional Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	23.89%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	4.82%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Institutional Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	23.75%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	4.60%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Institutional Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	13.87%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	3.76%
BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND | Institutional Shares | MSCI EAFE® International Gross Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	25.62%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	5.12%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management INTERNATIONAL small company fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[9]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%	[9]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	3.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 154
ExpenseExampleYear03	rr_ExpenseExampleYear03	937
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,740
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,837
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•        Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•       Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•       Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•       Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro- companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•       Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•        Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: http://www.browncapital.com/products/international-small-company-fund.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2016	rr_AnnualReturn2016	2.27%
AnnualReturn2017	rr_AnnualReturn2017	36.98%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 13.96%

Quarterly Returns During This Time Period

Highest return for a quarter	10.20%	Quarter ended September 30, 2016
Lowest return for a quarter	-8.48%	Quarter ended December 31, 2016

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	10.20%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(8.48%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	36.98%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	19.84%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	36.89%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	19.44%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.02%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.34%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Investor Shares | MSCI All Country World ex USA Small Cap Index
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	32.12%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	17.98%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	Summary The Brown capital management INTERNATIONAL small company fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The International Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Small Company Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)	[5]
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[9]
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	3.00%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 128
ExpenseExampleYear03	rr_ExpenseExampleYear03	784
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,464
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,278
StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 - 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 securities and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

RiskHeading	rr_RiskHeading	Principal Risks of Investing in the Fund
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

•        Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

•       Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•        Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

•        Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

•       Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•       Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•       Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

•       Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

•        Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	Performance Information
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to that of a broad-based securities market index. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: http://www.browncapital.com/products/international-small-company-fund.

BarChartHeading	rr_BarChartHeading	Calendar Year Returns
AnnualReturn2016	rr_AnnualReturn2016	2.64%
AnnualReturn2017	rr_AnnualReturn2017	37.31%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

Year-to-date return as of the most recent quarter ended June 30, 2018 was 14.08%.

Quarterly Returns During This Time Period

Highest return for a quarter	10.17%	Quarter ended September 30, 2016
Lowest return for a quarter	-8.37%	Quarter ended December 31, 2016

HighestQuarterlyReturnLabel	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
BarChartHighestQuarterlyReturnDate	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
BarChartHighestQuarterlyReturn	rr_BarChartHighestQuarterlyReturn	10.17%
LowestQuarterlyReturnLabel	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
BarChartLowestQuarterlyReturnDate	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
BarChartLowestQuarterlyReturn	rr_BarChartLowestQuarterlyReturn	(8.37%)
PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2017
PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares | Before taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	37.31%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	20.16%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares | After taxes on distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	37.22%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	19.76%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares | After taxes on distributions and sale of shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.21%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	15.60%
BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND | Institutional Shares | MSCI All Country World ex USA Small Cap Index
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	32.12%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	17.98%
[1]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Mid Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid Company Fund and to assume other expenses of the Mid Company Fund, if necessary, in an amount that limits the Mid Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2019. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Mid Company Fund, the Mid Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Mid Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Mid Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[3]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2019. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Small Company Fund, the Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[4]	Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Redemption Fee (as a percentage of amount redeemed on shares sold after holding them for less than 60 days)
[6]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2019. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Equity Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Equity Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[8]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2019. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Equity Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Equity Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[9]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Small Company Fund and to assume other expenses of the International Small Company Fund, if necessary, in an amount that limits the International Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2019. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the International Small Company Fund, the International Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the International Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.